Document and Entity Information Document	May 26, 2021	Feb. 20, 2020
Document Information [Line Items]
Entity Central Index Key		0000314808
Document Type	8-K
Document Period End Date	May 26, 2021
Entity Registrant Name	Valaris Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	1-8097
Entity Tax Identification Number	98-1589854
Entity Address, Address Line One	Clarendon House, 2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value share
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE